Note 14 - Convertible Notes	12 Months Ended
Dec. 31, 2020
Convertible Subordinated Debt [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]
14.	Convertible notes

On
May 19, 2020,
the Company issued
$230,000
aggregate principal of
4.0%
Convertible Senior Subordinated Notes (the “Convertible Notes”) at par value. The Convertible Notes will mature on
June 1, 2025
and bear interest of
4.0%
per annum, payable semi-annually in arrears on
June 1
and
December 1
of each year, beginning on
December 1, 2020.
The Convertible Notes are accounted for entirely as debt as
no
portion of the proceeds is required to be accounted for as attributable to the conversion feature. The Convertible Notes are unsecured and subordinated to all of the Company's existing and future secured indebtedness, and are treated as equity for financial leverage calculations under the Company's Revolving Credit Facility and Senior Notes.

At the holder's option, the Convertible Notes
may
be converted at any time prior to maturity into Subordinate Voting Shares based on an initial conversion rate of approximately
17.2507
Subordinate Voting Shares per
$1,000
principal amount of Convertible Notes, which represents an initial conversion price of
$57.97
per Subordinate Voting Share.

The Company, at its option,
may
also redeem the Convertible Notes, in whole or in part, on or after
June 1, 2023
at a redemption price equal to
100%
of the principal amount of the Convertible Notes to be redeemed, plus accrued and unpaid interest, provided that the last reported trading price of the Subordinate Voting Shares for any
20
trading days in a consecutive
30
trading day period preceding the date of the notice of redemption is not
less than
130%
of the conversion price.

Subject to specified conditions, the Company
may
elect to repay some or all of the outstanding principal amount of the Convertible Notes, on maturity or redemption, through the issuance of Subordinate Voting Shares.

In connection with the issuance of the Convertible Notes, the Company incurred financing costs of
$6,795
which are being amortized over
five
years using the effective interest rate method. For the year ended
December 31, 2020
there was
$752
of financing fee amortization included in interest expense within the accompanying Consolidated Statements of Earnings. The effective interest rate on the Convertible Notes is approximately
4.7%.